Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [Abstract]
Details of income tax expenses

Details of income tax expenses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Current tax expense:
Current tax expense with respect to the current period	471,669	432,645	612,680
Adjustments recognized in the current period in relation to the tax expense of prior periods	(5,209)	5,923	(65,227)

Sub-total	`466,460	438,568	547,453

Deferred tax expense (income):
Changes in deferred tax assets (liabilities) relating to the temporary differences	(47,042)	314,655	138,000

Income tax expense	419,418	753,223	685,453

Income tax expense reconciled to net income before income tax expense

Income tax expense reconciled to net income before income tax expense is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Net income before income tax expense	1,949,506	2,804,872	2,723,049
Tax calculated at statutory tax rate(*)	471,318	760,978	738,476
Adjustments:
Effect of income that is exempt from taxation	(55,983)	(49,418)	(61,730)
Effect of expenses that are not deductible in determining taxable income	22,254	18,639	31,549
Adjustments recognized in the current period in relation to the current tax of prior periods	(5,209)	5,923	(65,227)
Others	(12,962)	17,101	42,385

Sub-total	(51,900)	(7,755)	(53,023)

Income tax expense	419,418	753,223	685,453

Effective tax rate	21.5%	26.9%	25.2%

(*)

The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.

Changes in cumulative temporary differences

Changes in cumulative temporary differences for the years ended December 31, 2017, 2018 and 2019, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	Beginning balance	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending balance
Gain (loss) on financial assets	407,128	72,945	(1,008)	479,065
Gain (loss) on valuation using the equity method of accounting	32,859	(6,473)	(1,904)	24,482
Gain (loss) on valuation of derivatives	(43,818)	33,806	(248)	(10,260)
Accrued income	(69,959)	8,972	—	(60,987)
Provision for loan losses	(46,811)	(886)	—	(47,697)
Loan and receivables written off	53,915	(44,138)	—	9,777
Loan origination costs and fees	(108,102)	(29,218)	—	(137,320)
Defined benefit liability	225,045	54,533	4,656	284,234
Deposits with employee retirement insurance trust	(226,321)	(61,012)	—	(287,333)
Provision for guarantee	41,138	(10,536)	—	30,602
Other provision	32,392	12,761	—	45,153
Others(*)	(87,479)	16,289	(1,075)	(72,265)

Net deferred tax assets	209,987	47,043	421	257,451

(*)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 15,652 million Won.

	For the year ended December 31, 2018
		IFRS 9 adoption effect
	Beginning balance	Recognized as retained earnings	Recognized as other comprehensive income (loss)	Beginning balance after IFRS 9 adoption	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)(*2)	Ending Balance
Gain (loss) on financial assets	479,065	(150,140)	149,796	478,721	—	(102,170)	(4,205)	372,346
Gain (loss) on valuation using the equity method of accounting	24,482	—	—	24,482	—	3,203	669	28,354
Gain (loss) on valuation of derivatives	(10,260)	(3,990)	—	(14,250)	—	(13,617)	360	(27,507)
Accrued income	(60,987)	—	—	(60,987)	621	4,520	—	(55,846)
Provision for loan losses	(47,697)	47,446	—	(251)	399	(52,493)	—	(52,345)
Loan and receivables written off	9,777	—	—	9,777	—	(3,105)	—	6,672
Loan origination costs and fees	(137,320)	36	—	(137,284)	—	(17,147)	—	(154,431)
Defined benefit liability	284,234	—	—	284,234	317	43,821	31,715	360,087
Deposits with employee retirement insurance trust	(287,333)	—	—	(287,333)	—	(31,092)	95	(318,330)
Provision for guarantee	30,602	1,370	—	31,972	—	(20,598)	—	11,374
Other provision	45,153	25,879	—	71,032	—	4,162	—	75,194
Others(*1)	(72,265)	4,917	—	(67,348)	44	(130,137)	(6,642)	(204,083)

Net deferred tax assets	257,451	(74,482)	149,796	332,765	1,381	(314,653)	21,992	41,485

(*1)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 18,154 million Won.
(*2)	Includes 1,429 million Won presented on non-controlling interests.

	For the year ended December 31, 2019
	Beginning balance	Business combination	Recognized as income (expense)	Recognized as other comprehensive income (expense)(*2)	Ending Balance
Gain (loss) on financial assets	372,346	1,360	(91,781)	(3,573)	278,352
Gain (loss) on valuation using the equity method of accounting	28,354	90	(17,648)	(83)	10,713
Gain (loss) on valuation of derivatives	(27,507)	6	(48,217)	306	(75,412)
Accrued income	(55,846)	(52)	(10,486)	—	(66,384)
Provision for loan losses	(52,345)	—	(366)	—	(52,711)
Loan and receivables written off	6,672	—	221	—	6,893
Loan origination costs and fees	(154,431)	—	(8,011)	—	(162,442)
Defined benefit liability	360,087	1,131	21,234	13,850	396,302
Deposits with employee retirement insurance trust	(318,330)	(1,131)	(62,458)	143	(381,776)
Provision for guarantee	11,374	—	(3,459)	—	7,915
Other provision	75,194	76	10,958	2,228	88,456
Others(*1)	(204,083)	(6,927)	72,013	(5,687)	(144,684)

Net deferred tax assets	41,485	(5,447)	(138,000)	7,184	(94,778)

(*1)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 21,656 million Won.
(*2)	Includes 2,737 million Won presented on non-controlling interests.

Unrealizable temporary differences

Unrealizable temporary differences are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Deductible temporary differences	272,911	171,714
Tax loss carry forward	149,035	41,546
Taxable temporary differences	(868,541)	(8,024,406)

Total	(446,595)	(7,811,146)

No deferred income tax asset has been recognized for the deductible temporary difference of 165,679 million Won associated with investments in subsidiaries and associates as of December 31, 2019, because it is not probable that the temporary differences will be reversed in the foreseeable future. 6,035 million Won associated with others, respectively, as of December 31, 2019, due to the uncertainty that these will be realized in the future.

No deferred income tax liability has been recognized for the taxable temporary difference of 8,024,406 million Won associated with investment in subsidiaries and associates as of December 31, 2019, due to the following reasons:

•	The Group is able to control the timing of the reversal of the temporary difference.

•	It is probable that the temporary difference will not be reversed in the foreseeable future.

Expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets

As of December 31, 2019, the expected extinctive date of tax loss carry forward that are not recognized as deferred tax assets are as follows (Unit: Korean Won in millions):

	1 year or less	1 – 2 years	2 – 3 years	More than 3 years
Tax loss carry forward	—	—	—	41,546

Deferred tax charged directly to other comprehensive income

Details of accumulated deferred tax charged directly to other equity are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Gain on valuation of financial assets at FVTOCI	31,422	27,849
Share of other comprehensive gain (loss) of and associates	(285)	1,748
Gain on foreign currency translation of foreign operations	8,183	3,774
Remeasurements of the net defined benefit liability	88,127	102,120
Gain on derivatives designated as cash flow hedge	1,140	280

Total	128,587	135,771

Current tax assets and liabilities	Current tax assets and liabilities are as follows (Unit: Korean Won in millions)

	December 31, 2018	December 31, 2019
Current tax assets	20,730	47,367
Current tax liabilities	159,078	182,690